Property and equipment - Summary of Property And Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	$ 1,012,032	$ 936,707	$ 866,961
Ending	791,597	1,012,032	936,707
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,153,363	1,063,549	982,282
Additions	5,245	6,938	13,129
Effect of foreign exchange	(252,213)	82,876	68,138
Ending	906,395	1,153,363	1,063,549
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	141,331	126,842	115,321
Effect of foreign exchange	(31,336)	9,963	7,944
Depreciation charge for the year	4,803	4,526	3,577
Ending	114,798	141,331	126,842
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	348	323	301
Ending	271	348	323
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	52,839	49,027	45,839
Additions	0	0	0
Effect of foreign exchange	(11,529)	3,812	3,188
Ending	41,310	52,839	49,027
Vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	52,491	48,704	45,538
Effect of foreign exchange	(11,452)	3,787	3,166
Depreciation charge for the year	0	0	0
Ending	41,039	52,491	48,704
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	17,077	17,372	7,855
Ending	13,370	17,077	17,372
Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	94,715	85,491	68,582
Additions	4,355	2,497	12,262
Effect of foreign exchange	(21,229)	6,727	4,647
Ending	77,841	94,715	85,491
Office equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	77,638	68,119	60,727
Effect of foreign exchange	(17,501)	5,427	4,191
Depreciation charge for the year	4,334	4,092	3,201
Ending	64,471	77,638	68,119
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	6,936	2,599	1,976
Ending	5,790	6,936	2,599
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	18,138	12,618	11,032
Additions	890	4,441	867
Effect of foreign exchange	(3,950)	1,079	719
Ending	15,078	18,138	12,618
Furniture and fixtures [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	11,202	10,019	9,056
Effect of foreign exchange	(2,383)	749	587
Depreciation charge for the year	469	434	376
Ending	9,288	11,202	10,019
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	987,671	916,413	856,829
Ending	772,166	987,671	916,413
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	987,671	916,413	856,829
Additions	0	0	0
Effect of foreign exchange	(215,505)	71,258	59,584
Ending	772,166	987,671	916,413
Land [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0	0
Effect of foreign exchange	0	0	0
Depreciation charge for the year	0	0	0
Ending	$ 0	$ 0	$ 0